CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Amortized cost		$ 7,956,281	$ 7,833,617
Held-to-maturity securities, fair value		$ 11,871,362	$ 8,306,417
Temporary equity, shares authorized (in shares)		7,500,000	7,500,000
Temporary equity, shares outstanding (in shares)		2,000,000	2,000,000
Common stock shares issued not disclosed		true
Common stock, shares authorized (in shares)		800,000,000	800,000,000
Common stock, shares outstanding (in shares)		530,391,043	530,391,043
RICs HFI		$ 4,900	$ 9,000
LHFS		1,500,000	1,300,000
Accumulated depreciation		2,811,421	2,456,565
LHFI	[1]	82,891,309	87,304,499
Operating lease assets, net	[2],[3]	8,357,063	11,667,951
Restricted cash	[3]	5,322,087	5,029,088
Other assets	[3],[4]	4,712,462	4,860,516
Borrowings and other debt obligations	[3]	37,102,112	44,010,910
Other liabilities	[3]	895,597	1,289,098
Property, plant, and equipment, lessor asset under operating lease, accumulated depreciation		2,800,000	3,100,000
VIEs, Primary Beneficiary
LHFI		21,600,000	24,600,000
Operating lease assets, net		8,357,063	11,667,951
Restricted cash		668,215	706,571
Other assets		710,745	693,090
Borrowings and other debt obligations		23,600,000	26,200,000
Other liabilities		96,054	99,587
Residential mortgages
Mortgage servicing rights		$ 79,500	$ 91,000

[1]	Includes $4.9 million and $9.0 million of loans recorded at fair value at December 31, 2025 and December 31, 2024, respectively.
[2]	Net of accumulated depreciation of $2.8 billion and $3.1 billion at December 31, 2025 and December 31, 2024, respectively.
[3]	The Company has interests in certain Trusts that are considered VIEs for accounting purposes. At December 31, 2025 and December 31, 2024, net LHFI included $21.6 billion and $24.6 billion, Operating leases assets, net included $8.4 billion and $11.7 billion, restricted cash included $668.2 million and $706.6 million, Other assets included $710.7 million and $693.1 million, Borrowings and other debt obligations included $23.6 billion and $26.2 billion, and Other liabilities included $96.1 million and $99.6 million of assets or liabilities, respectively, that were included within VIEs. See Note 8 to these Consolidated Financial Statements for additional information.
[4]	Includes MSRs of $79.5 million and $91.0 million at December 31, 2025 and December 31, 2024, respectively, for which the Company has elected the FVO.